Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information Line Items
Entity Registrant Name	STRATASYS LTD.
Trading Symbol	SSYS
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	56,617,225
Amendment Flag	true
Amendment Description	On March 1, 2021, Stratasys Ltd. (the “Company”) filed its Annual Report on Form 20-F for the fiscal year ended December 31, 2020 (the “Original Form 20-F”). This Amendment No. 1 (the “Amendment”) amends the Original Form 20-F solely to correct typographical errors in the consent of the Company’s independent accounting firm, Kesselman & Kesselman, a member of PricwaterhouseCoopers International Limited. The auditor consent included in the Original Form 20-F inadvertently omitted a reference to the incorporation by reference into the Company’s additional Registration Statement on Form S-8 (No. 333-236880) and the Company’s recently-filed Registration Statement on Form F-3 (No. 333-251938). Additionally, such auditor consent incorrectly indicated that the auditor consent related to a schedule of valuation and qualifying accounts and reserves. A new auditor consent with the relevant corrections is filed hereto.This Amendment speaks as of the original filing date and does not reflect events occurring after the filing of the Original Form 20-F. No revisions are being made to the Company’s financial statements or any other disclosure contained in the Original Form 20-F. This Amendment does not otherwise update any exhibits as originally filed or previously amended.In addition, as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), new certifications by the Company’s principal executive officer and principal financial officer are filed herewith as exhibits to this Amendment pursuant to Rule 13a-14(a) of the Exchange Act and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).
Entity Central Index Key	0001517396
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35751
Entity Incorporation, State or Country Code	L3
Entity Address, City or Town	Rehovot
Entity Address, Address Line One	1 Holtzman Street
Entity Address, Address Line Two	Science Park
Entity Address, Address Line Three	P.O. Box 2496
Entity Address, Country	IL
Entity Address, Postal Zip Code	76124
Title of 12(b) Security	Ordinary Shares, par value NIS 0.01 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Business Contact
Document Information Line Items
Entity Address, City or Town	Eden Prairie
Entity Address, Address Line One	7665 Commerce Way
Entity Address, Postal Zip Code	55344
Contact Personnel Name	Richard Garrity
City Area Code	952
Local Phone Number	937-3000
Contact Personnel Email Address	rich.garrity@stratasys.com
Entity Address, State or Province	MN